Document and Entity Information	Jan. 06, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 06, 2025
Entity Registrant Name	Endo, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	333-280767
Entity Tax Identification Number	30-1390281
Entity Address Address Line 1	9 Great Valley Parkway
Entity Address City Or Town	Malvern
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19355
City Area Code	484
Local Phone Number	216-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002008861
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	1400 Atwater Drive
Entity Address City Or Town	Malvern
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19355